ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 29, 2011	Laurel C. Neale T +1 617 951 7166 F +1 617 235 9744 laurel.neale@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          Baillie Gifford Funds (File No.  811-10145)

Ladies and Gentlemen:

On behalf of Baillie Gifford Funds (the “Trust”), we are today filing pursuant to Rule 8b-16 of the Investment Company Act of 1940, Amendment No. 12, with exhibits, to the registration statement of the Trust on Form N-1A.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (617) 951-7166 or to George B. Raine at (617) 951-7556.

Very truly yours,

/s/ Laurel C. Neale

Laurel C. Neale

Enclosures

cc: George B. Raine